CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical)	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 ₪ / shares shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Mar. 17, 2013 $ / shares
Statement of financial position [abstract]
Ordinary Shares, par value | (per share)	₪ 0.0000769	₪ 0.0000769			$ 0.0000769
Ordinary Shares, Authorized	140,010,000	140,010,000
Ordinary Shares, Issued	17,864,684	11,459,780
Ordinary Shares, Outstanding	17,864,684	11,459,780	4,490,720	4,490,720